N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Pruco Life Flexible Premium Variable Annuity Account
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Apr. 04, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
For B Series: If you withdraw money from the Annuity within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None

For more information on early withdrawal charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract[1] B Series C Series	0.950% 1.350%	1.141% 1.391%
	Investment options	0.29%	1.40%
(Portfolio fees and expenses)
	Optional benefits available for an additional charge: B Series and C Series	Premium Based: 0.15% plus Account Value Based: 0.15%	Premium Based: 0.17% plus Account Value Based: 0.18%
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
[1] Charge based on average daily assets allocated to the Sub-accounts plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the "Fees, Charges and Deductions" section of this prospectus.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	B Series - $1,258	B Series - $2,890
	C Series - $1,661	C Series - $3,141
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
	· No optional benefits	· No sales charges or advisory fees
	· No sales charges or advisory fees	· No additional Purchase Payments, transfers or withdrawals
· No additional Purchase Payments, transfers or withdrawals
For more information on transaction charges, please refer to the "Fee Table" section of this prospectus.

Charges for Early Withdrawals [Text Block]
For B Series: If you withdraw money from the Annuity within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None
For more information on early withdrawal charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges [Text Block]	In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed. For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Ongoing Fees and Expenses [Table Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
For B Series: If you withdraw money from the Annuity within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None

For more information on early withdrawal charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract[1] B Series C Series	0.950% 1.350%	1.141% 1.391%
	Investment options	0.29%	1.40%
(Portfolio fees and expenses)
	Optional benefits available for an additional charge: B Series and C Series	Premium Based: 0.15% plus Account Value Based: 0.15%	Premium Based: 0.17% plus Account Value Based: 0.18%
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
[1] Charge based on average daily assets allocated to the Sub-accounts plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the "Fees, Charges and Deductions" section of this prospectus.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	B Series - $1,258	B Series - $2,890
	C Series - $1,661	C Series - $3,141
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
	· No optional benefits	· No sales charges or advisory fees
	· No sales charges or advisory fees	· No additional Purchase Payments, transfers or withdrawals
· No additional Purchase Payments, transfers or withdrawals
For more information on transaction charges, please refer to the "Fee Table" section of this prospectus.

Investment Options (of Other Amount) Minimum [Percent]	0.29%
Investment Options (of Other Amount) Maximum [Percent]	1.40%
Lowest and Highest Annual Cost [Table Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
For B Series: If you withdraw money from the Annuity within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None

For more information on early withdrawal charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract[1] B Series C Series	0.950% 1.350%	1.141% 1.391%
	Investment options	0.29%	1.40%
(Portfolio fees and expenses)
	Optional benefits available for an additional charge: B Series and C Series	Premium Based: 0.15% plus Account Value Based: 0.15%	Premium Based: 0.17% plus Account Value Based: 0.18%
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
[1] Charge based on average daily assets allocated to the Sub-accounts plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the "Fees, Charges and Deductions" section of this prospectus.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	B Series - $1,258	B Series - $2,890
	C Series - $1,661	C Series - $3,141
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
	· No optional benefits	· No sales charges or advisory fees
	· No sales charges or advisory fees	· No additional Purchase Payments, transfers or withdrawals
· No additional Purchase Payments, transfers or withdrawals
For more information on transaction charges, please refer to the "Fee Table" section of this prospectus.

Lowest Annual Cost Footnotes [Text Block]	Assumes:· Investment of $100,000· 5% annual appreciation· Least expensive Portfolio fees and expenses· No optional benefits· No sales charges or advisory fees· No additional Purchase Payments, transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes:· Investment of $100,000· 5% annual appreciation· Most expensive combination of optional benefits and Portfolio fees and expenses· No sales charges or advisory fees· No additional Purchase Payments, transfers or withdrawals
Risks [Table Text Block]

Important Information You Should Consider About the Annuity
Risks
Risk of Loss	You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus.
Not a Short-Term Investment	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on short-term investment risks, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus.
Risks Associated with Investment Options	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, including the fixed allocations, each of which has its own unique risks. You should review the Investment Options before making an investment decision. The fixed allocations may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.
For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus.
Insurance Company Risks	An investment in the Annuity is subject to the risks related to Pruco Life. Any obligations (including under any fixed allocation), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life is available upon request. Such requests can be made toll free at 1-888-PRU-2888.
For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus.
Restrictions
Investments	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of Investment Options may be limited.
Pruco Life serves the right to remove or substitute Portfolios as Investment Options.
We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the "Fees, Charges and Deductions" section, "Appendix A," and the "What are the Separate Accounts?" section and the "Financial Professional Permission to Forward Transaction Instructions" section of this prospectus.

Optional Benefits	You may be able to obtain an optional benefit, which may require additional charges. If you elect to purchase an optional benefit, we will deduct an additional charge on a quarterly basis from your Account Value allocated to the Sub-accounts. The charge for the optional benefit is deducted in addition to the Insurance Charge due to the increased insurance risk associated with the optional benefit. Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the "Benefits Available Under the Annuity" section of this prospectus.
Taxes
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.

For more information on tax implications, please refer to the "Tax Considerations" section of this prospectus.
Conflicts of Interest
Investment Professional Compensation
Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment based on your investments in the Annuity.

For more information on exchanges, please refer to the "Who Distributes Annuities Offered By Pruco Life?" section of this prospectus.

Exchanges	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
For more information on exchanges, please refer to the "Who Distributes Annuities Offered By Pruco Life?" section of this prospectus.

Risk [Text Block]	You can lose money by investing in the Annuity. For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus.The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.For more information on short-term investment risks, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus.An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, including the fixed allocations, each of which has its own unique risks. You should review the Investment Options before making an investment decision. The fixed allocations may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus.An investment in the Annuity is subject to the risks related to Pruco Life. Any obligations (including under any fixed allocation), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life is available upon request. Such requests can be made toll free at 1-888-PRU-2888.For more information on the risk of loss, please refer to the "Principal Risks of Investing in the Annuity" section of this prospectus.
Investment Restrictions [Text Block]	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer. If you select an optional benefit, your selection of Investment Options may be limited.Pruco Life serves the right to remove or substitute Portfolios as Investment Options.We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.For more information on investment and transfer restrictions, please refer to the "Fees, Charges and Deductions" section, "Appendix A," and the "What are the Separate Accounts?" section and the "Financial Professional Permission to Forward Transaction Instructions" section of this prospectus.
Optional Benefit Restrictions [Text Block]	You may be able to obtain an optional benefit, which may require additional charges. If you elect to purchase an optional benefit, we will deduct an additional charge on a quarterly basis from your Account Value allocated to the Sub-accounts. The charge for the optional benefit is deducted in addition to the Insurance Charge due to the increased insurance risk associated with the optional benefit. Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.For more information on optional benefits under the Annuity, please refer to the "Benefits Available Under the Annuity" section of this prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.For more information on tax implications, please refer to the "Tax Considerations" section of this prospectus.
Exchanges [Text Block]	Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment based on your investments in the Annuity.For more information on exchanges, please refer to the "Who Distributes Annuities Offered By Pruco Life?" section of this prospectus.Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the "Who Distributes Annuities Offered By Pruco Life?" section of this prospectus.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between Investment Options. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the "Fees, Charges and Deductions" section.

Transaction Expenses	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payments)[1] B Series C Series	7% None	7% None
Transfer Fee[2]	$10.00	$10.00
1    The Contingent Deferred Sales Charges, if applicable, are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1. Purchase Payments are withdrawn on a “first-in, first-out” basis.
2     Currently, we deduct the fee after the 20th transfer each Annuity Year. Transfers in connection with a rebalancing or Dollar Cost Averaging program do not count toward the 20 free transfers in an Annuity Year.

The following Contingent Deferred Sales Charge percentages apply based on the year of the surrender or withdrawal:

	Less than 1 Year	1 Year or more but less than 2 Years	2 Years or more but less than 3 Years	3 Years or more but less than 4 Years	4 Years or more but less than 5 Years	5 Years or more but less than 6 Years	6 Years or more but less than 7 Years	7 Years or more
B Series (signed before 8/8/2016)	7.0%	7.0%	6.0%	6.0%	5.0%	4.0%	3.0%	0.0%
B Series (signed on or after 8/8/2016)	7.0%	7.0%	6.0%	6.0%	5.0%	0.0%	0.0%	0.0%
C Series	There is no CDSC for this Annuity

The next table describes the maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually as a percentage of Unadjusted Account Value)	Lesser of $50 or 2%	Lesser of $50 or 2%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”) B Series C Series	0.47% 0.67%	0.47% 0.67%
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 (assessed daily as a percentage of the net assets of the Sub-accounts) B Series C Series	0.48% 0.68%	0.48% 0.68%
Premium Based Insurance Charge - for contracts issued before September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”) B Series C Series	0.55% 0.67%	0.55% 0.67%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 (assessed daily as a percentage of the net assets of the Sub-accounts) B Series C Series	0.55% 0.68%	0.55% 0.68%

Your Optional Benefit Fees and Charges
Return of Purchase Payments Death Benefit Charge[3] For contracts issued on or after August 24, 2015 For contracts issued prior to August 24, 2015	Premium Based: 0.17% Plus Account Value Based: 0.18% Premium Based:0.15% Plus Account Value Based: 0.15%	Premium Based: 0.17% Plus Account Value Based:0.18% Premium Based: 0.15% Plus Account Value Based: 0.15%
1     The Administrative Expense is referred to as “Annual Maintenance Fee” elsewhere in this Prospectus. The Administrative Expense is only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.
2     The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series and 0.1675% for the C Series.
3 The Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Sub-accounts in which you maintain Account Value on the date the charge is due.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Annuity. A complete list of Portfolios available under the Annuity, including their annual expenses, may be found at Appendix A of this prospectus.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Annual Underlying Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service fees (12b-1 fees), and other expenses)	0.29%*	1.40%*
*These expenses do not include the impact of any applicable contractual waivers and expense reimbursements.
EXAMPLES
These examples are intended to help you compare the cost of investing in one Pruco Life Annuity with the cost of investing in other Pruco Life Annuities and/or other variable annuities.
The Example assumes you invest $10,000 in the Annuity for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge, which includes the Return of Purchase Payments Death Benefit Charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
For contracts issued before August 24, 2015, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
If you annuitize your annuity at the end of the applicable time period: [1]	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
If you do not surrender your annuity:	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

	B Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,840	$14,657	$19,665	$30,589	$8,712	$11,235	$13,902	$18,770
If you annuitize your annuity at the end of the applicable time period: [1]	$2,840	$8,657	$14,665	$30,589	$1,712	$5,235	$8,902	$18,770
If you do not surrender your annuity:	$2,840	$8,657	$14,665	$30,589	$1,712	$5,235	$8,902	$18,770
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

For contracts issued on or after August 24, 2015 and applications signed before August 8, 2016, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you annuitize your annuity at the end of the applicable time period: [1]	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you do not surrender your annuity:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,890	$14,806	$19,910	$31,065	$8,762	$11,388	$14,159	$19,297
If you annuitize your annuity at the end of the applicable time period: [1]	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
If you do not surrender your annuity:	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For Applications signed on or after August 8, 2016, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you annuitize your annuity at the end of the applicable time period: [1]	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you do not surrender your annuity:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For Applications signed on or after August 8, 2016, but for contracts issued before July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,890	$14,806	$19,910	$31,065	$8,762	$11,388	$14,159	$19,297
If you annuitize your annuity at the end of the applicable time period: [1]	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
If you do not surrender your annuity:	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For contracts issued on or after July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,740	$14,362	$19,179	$29,655	$8,611	$10,933	$13,395	$17,749
If you annuitize your annuity at the end of the applicable time period: [1]	$2,740	$8,362	$14,179	$29,655	$1,611	$4,933	$8,395	$17,749
If you do not surrender your annuity:	$2,740	$8,362	$14,179	$29,655	$1,611	$4,933	$8,395	$17,749
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

Transaction Expenses [Table Text Block]

Transaction Expenses	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payments)[1] B Series C Series	7% None	7% None
Transfer Fee[2]	$10.00	$10.00
1    The Contingent Deferred Sales Charges, if applicable, are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1. Purchase Payments are withdrawn on a “first-in, first-out” basis.
2     Currently, we deduct the fee after the 20th transfer each Annuity Year. Transfers in connection with a rebalancing or Dollar Cost Averaging program do not count toward the 20 free transfers in an Annuity Year.

The following Contingent Deferred Sales Charge percentages apply based on the year of the surrender or withdrawal:

	Less than 1 Year	1 Year or more but less than 2 Years	2 Years or more but less than 3 Years	3 Years or more but less than 4 Years	4 Years or more but less than 5 Years	5 Years or more but less than 6 Years	6 Years or more but less than 7 Years	7 Years or more
B Series (signed before 8/8/2016)	7.0%	7.0%	6.0%	6.0%	5.0%	4.0%	3.0%	0.0%
B Series (signed on or after 8/8/2016)	7.0%	7.0%	6.0%	6.0%	5.0%	0.0%	0.0%	0.0%
C Series	There is no CDSC for this Annuity

Exchange Fee, Maximum [Dollars]	$ 10
Exchange Fee, Current [Dollars]	$ 10
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually as a percentage of Unadjusted Account Value)	Lesser of $50 or 2%	Lesser of $50 or 2%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”) B Series C Series	0.47% 0.67%	0.47% 0.67%
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 (assessed daily as a percentage of the net assets of the Sub-accounts) B Series C Series	0.48% 0.68%	0.48% 0.68%
Premium Based Insurance Charge - for contracts issued before September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”) B Series C Series	0.55% 0.67%	0.55% 0.67%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 (assessed daily as a percentage of the net assets of the Sub-accounts) B Series C Series	0.55% 0.68%	0.55% 0.68%

Your Optional Benefit Fees and Charges
Return of Purchase Payments Death Benefit Charge[3] For contracts issued on or after August 24, 2015 For contracts issued prior to August 24, 2015	Premium Based: 0.17% Plus Account Value Based: 0.18% Premium Based:0.15% Plus Account Value Based: 0.15%	Premium Based: 0.17% Plus Account Value Based:0.18% Premium Based: 0.15% Plus Account Value Based: 0.15%
1     The Administrative Expense is referred to as “Annual Maintenance Fee” elsewhere in this Prospectus. The Administrative Expense is only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.
2     The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series and 0.1675% for the C Series.
3 The Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Sub-accounts in which you maintain Account Value on the date the charge is due.
Base Contract Expense, Footnotes [Text Block]
* Charge based on average daily assets allocated to the Sub-accounts.
[1] Charge based on average daily assets allocated to the Sub-accounts plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the "Fees, Charges and Deductions" section of this prospectus.
1     The Administrative Expense is referred to as “Annual Maintenance Fee” elsewhere in this Prospectus. The Administrative Expense is only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.
2     The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series and 0.1675% for the C Series.
3 The Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Sub-accounts in which you maintain Account Value on the date the charge is due.
Annual Portfolio Company Expenses [Table Text Block]

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Annual Underlying Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service fees (12b-1 fees), and other expenses)	0.29%*	1.40%*

Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.40%
Portfolio Company Expenses, Footnotes [Text Block]	*These expenses do not include the impact of any applicable contractual waivers and expense reimbursements.
Surrender Example [Table Text Block]

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
If you annuitize your annuity at the end of the applicable time period: [1]	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
If you do not surrender your annuity:	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

	B Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,840	$14,657	$19,665	$30,589	$8,712	$11,235	$13,902	$18,770
If you annuitize your annuity at the end of the applicable time period: [1]	$2,840	$8,657	$14,665	$30,589	$1,712	$5,235	$8,902	$18,770
If you do not surrender your annuity:	$2,840	$8,657	$14,665	$30,589	$1,712	$5,235	$8,902	$18,770
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

For contracts issued on or after August 24, 2015 and applications signed before August 8, 2016, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you annuitize your annuity at the end of the applicable time period: [1]	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you do not surrender your annuity:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,890	$14,806	$19,910	$31,065	$8,762	$11,388	$14,159	$19,297
If you annuitize your annuity at the end of the applicable time period: [1]	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
If you do not surrender your annuity:	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For Applications signed on or after August 8, 2016, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you annuitize your annuity at the end of the applicable time period: [1]	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you do not surrender your annuity:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For Applications signed on or after August 8, 2016, but for contracts issued before July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,890	$14,806	$19,910	$31,065	$8,762	$11,388	$14,159	$19,297
If you annuitize your annuity at the end of the applicable time period: [1]	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
If you do not surrender your annuity:	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For contracts issued on or after July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,740	$14,362	$19,179	$29,655	$8,611	$10,933	$13,395	$17,749
If you annuitize your annuity at the end of the applicable time period: [1]	$2,740	$8,362	$14,179	$29,655	$1,611	$4,933	$8,395	$17,749
If you do not surrender your annuity:	$2,740	$8,362	$14,179	$29,655	$1,611	$4,933	$8,395	$17,749
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

Annuitize Example [Table Text Block]

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
If you annuitize your annuity at the end of the applicable time period: [1]	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
If you do not surrender your annuity:	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

	B Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,840	$14,657	$19,665	$30,589	$8,712	$11,235	$13,902	$18,770
If you annuitize your annuity at the end of the applicable time period: [1]	$2,840	$8,657	$14,665	$30,589	$1,712	$5,235	$8,902	$18,770
If you do not surrender your annuity:	$2,840	$8,657	$14,665	$30,589	$1,712	$5,235	$8,902	$18,770
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

For contracts issued on or after August 24, 2015 and applications signed before August 8, 2016, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you annuitize your annuity at the end of the applicable time period: [1]	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you do not surrender your annuity:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,890	$14,806	$19,910	$31,065	$8,762	$11,388	$14,159	$19,297
If you annuitize your annuity at the end of the applicable time period: [1]	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
If you do not surrender your annuity:	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For Applications signed on or after August 8, 2016, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you annuitize your annuity at the end of the applicable time period: [1]	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you do not surrender your annuity:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For Applications signed on or after August 8, 2016, but for contracts issued before July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,890	$14,806	$19,910	$31,065	$8,762	$11,388	$14,159	$19,297
If you annuitize your annuity at the end of the applicable time period: [1]	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
If you do not surrender your annuity:	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For contracts issued on or after July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,740	$14,362	$19,179	$29,655	$8,611	$10,933	$13,395	$17,749
If you annuitize your annuity at the end of the applicable time period: [1]	$2,740	$8,362	$14,179	$29,655	$1,611	$4,933	$8,395	$17,749
If you do not surrender your annuity:	$2,740	$8,362	$14,179	$29,655	$1,611	$4,933	$8,395	$17,749
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

No Surrender Example [Table Text Block]

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
If you annuitize your annuity at the end of the applicable time period: [1]	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
If you do not surrender your annuity:	$3,091	$9,399	$15,884	$32,935	$1,964	$5,996	$10,177	$21,355
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

	B Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,840	$14,657	$19,665	$30,589	$8,712	$11,235	$13,902	$18,770
If you annuitize your annuity at the end of the applicable time period: [1]	$2,840	$8,657	$14,665	$30,589	$1,712	$5,235	$8,902	$18,770
If you do not surrender your annuity:	$2,840	$8,657	$14,665	$30,589	$1,712	$5,235	$8,902	$18,770
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

For contracts issued on or after August 24, 2015 and applications signed before August 8, 2016, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you annuitize your annuity at the end of the applicable time period: [1]	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you do not surrender your annuity:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,890	$14,806	$19,910	$31,065	$8,762	$11,388	$14,159	$19,297
If you annuitize your annuity at the end of the applicable time period: [1]	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
If you do not surrender your annuity:	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For Applications signed on or after August 8, 2016, Expense Examples are provided as follows:

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you annuitize your annuity at the end of the applicable time period: [1]	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
If you do not surrender your annuity:	$3,141	$9,547	$16,128	$33,405	$2,014	$6,149	$10,433	$21,874
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For Applications signed on or after August 8, 2016, but for contracts issued before July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,890	$14,806	$19,910	$31,065	$8,762	$11,388	$14,159	$19,297
If you annuitize your annuity at the end of the applicable time period: [1]	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
If you do not surrender your annuity:	$2,890	$8,806	$14,910	$31,065	$1,762	$5,388	$9,159	$19,297
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.
For contracts issued on or after July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,740	$14,362	$19,179	$29,655	$8,611	$10,933	$13,395	$17,749
If you annuitize your annuity at the end of the applicable time period: [1]	$2,740	$8,362	$14,179	$29,655	$1,611	$4,933	$8,395	$17,749
If you do not surrender your annuity:	$2,740	$8,362	$14,179	$29,655	$1,611	$4,933	$8,395	$17,749
[1] Your ability to annuitize in the first 3 Annuity Years may be limited.

Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE ANNUITY
The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to one or more of the Sub-accounts, which invest in Portfolios. If the Sub-accounts you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.
Insurance Company Risk. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity, including amounts allocated to the fixed allocations. You should look to the financial strength of Pruco Life for its claims-paying ability. Pruco Life is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life and our ability to conduct business and process transactions. Although Pruco Life has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax adviser for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Accumulation Period or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Contingent Deferred Sales Charge, Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefit. In addition, we may assess a Market Value Adjustment for withdrawals from a fixed allocation.
Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Effect of Withdrawals on Benefits. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis.
Death Benefit Risk. While each Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4[2] Capital Research and Management Company	0.80%	-13.66%	5.06%	7.87%
Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4♦, 2 Capital Research and Management Company	0.92%	-17.57%	3.83%	7.53%
Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4♦, 2 Capital Research and Management Company	1.16%	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® Growth Fund - Class 4[2] Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 4[2] Capital Research and Management Company	0.78%	-16.70%	7.56%	11.28%
Equity	American Funds Insurance Series® International Fund - Class 4[2] Capital Research and Management Company	1.03%	-21.02%	-1.29%	3.67%
Equity	American Funds Insurance Series® New World Fund® - Class 4♦, 2 Capital Research and Management Company	1.07%	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 4♦, 2 Capital Research and Management Company	0.71%	-12.75%	0.51%	1.12%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 4♦, 2 Capital Research and Management Company	0.75%	-8.69%	6.84%	11.08%
Equity	AST ClearBridge Dividend Growth Portfolio♦, 1 ClearBridge Investments, LLC	0.93%	-7.55%	8.86%	N/A
Equity	AST Cohen & Steers Realty Portfolio♦, 1 Cohen & Steers Capital Management, Inc.	1.08%	-25.36%	5.30%	7.39%
Fixed Income	AST Core Fixed Income Portfolio♦, 1 PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.68%	-16.29%	-0.58%	1.50%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Equity	AST Emerging Markets Equity Portfolio[1] AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.	1.40%	-21.71%	-4.48%	-1.07%
Fixed Income	AST Global Bond Portfolio♦, 1 AllianceBernstein L.P. Goldman Sachs Asset Management,L.P. Goldman Sachs Asset Management International Wellington Management Company LLP	0.84%	-12.19%	0.02%	N/A
Fixed Income	AST Government Money Market Portfolio♦, 1 PGIM Fixed Income	0.57%	1.21%	0.88%	0.47%
Fixed Income	AST High Yield Portfolio♦, ‡, 1 J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited	0.86%	-11.51%	1.76%	3.68%
Equity	AST International Equity Portfolio (formerly AST International Growth Portfolio)♦, 1 Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.99%	-28.68%	3.82%	6.19%
Equity	AST Large-Cap Core Portfolio♦, 1 J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.87%	-16.99%	6.51%	N/A
Equity	AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio)♦, 1 Clearbridge Investments, LLC, Jennison Associates LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.87%	-33.21%	7.81%	13.43%
Equity	AST Large-Cap Value Portfolio♦, 1 Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.80%	1.70%	7.94%	11.87%
Equity	AST MFS Global Equity Portfolio♦, 1 Massachusetts Financial Services Company	1.11%	-17.96%	5.17%	8.32%
Equity	AST Mid-Cap Growth Portfolio♦, 1 Delaware Investments Fund Advisers J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company TimesSquare Capital Management, LLC	1.06%	-30.93%	5.08%	8.69%
Equity	AST Mid-Cap Value Portfolio♦, 1 Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP	1.01%	-7.77%	4.13%	9.69%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Allocation	AST Quantitative Modeling Portfolio♦, 1 PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.00%	-18.75%	3.46%	6.88%
Equity	AST Small-Cap Growth Portfolio♦, 1 Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.	0.99%	-27.57%	6.01%	10.15%
Equity	AST Small-Cap Value Portfolio♦, 1 Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis & Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.	0.99%	-13.32%	3.07%	8.36%
Equity	AST T. Rowe Price Natural Resources Portfolio♦, 1 T. Rowe Price Associates, Inc.	0.91%	6.09%	4.58%	3.91%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class III♦, †, 2 BlackRock Advisors, LLC	0.81%	-20.16%	8.22%	11.56%
Equity	BlackRock Advantage Large Cap Value V.I. Fund - Class III♦, †, 2 BlackRock Advisors, LLC	0.85%	-8.41%	6.40%	10.14%
Equity	BlackRock Basic Value V.I. Fund - Class III♦, †, 2 BlackRock Advisors, LLC	0.99%	-5.12%	6.15%	9.27%
Equity	BlackRock Capital Appreciation V.I. Fund - Class III♦, †, 2 BlackRock Advisors, LLC	1.02%	-37.81%	7.41%	11.35%
Equity	BlackRock Equity Dividend V.I. Fund - Class III♦, †, 2 BlackRock Advisors, LLC	0.92%	-4.10%	7.11%	9.85%
Allocation	BlackRock Global Allocation V.I. Fund - Class III♦, †, 2 BlackRock Advisors, LLC BlackRock (Singapore) Limited	1.01%	-16.07%	3.25%	4.80%
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class III♦, †, 2 BlackRock Advisors, LLC	1.05%	-38.25%	7.24%	11.89%
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2[2] Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2[2] Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.85%	-26.49%	8.39%	11.15%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Service Class 2†, 2 Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.88%	-38.32%	12.80%	14.81%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio – Service Class 2[2] Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.88%	-12.62%	N/A	N/A
Equity	MFS® International Growth Portfolio – Service Class♦, 2 Massachusetts Financial Services Company	1.13%	-15.18%	4.24%	6.03%
Equity	MFS® Investors Trust Series – Service Class♦, 2 Massachusetts Financial Services Company	1.03%	-16.69%	8.18%	11.15%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Service Class♦, 2 Massachusetts Financial Services Company	0.98%	-19.45%	11.67%	13.01%
Equity	MFS® Mid Cap Growth Series Service Class♦, 2 Massachusetts Financial Services Company	1.05%	-28.79%	9.03%	12.25%
Equity	MFS® New Discovery Series – Service Class♦, 2 Massachusetts Financial Services Company	1.12%	-29.99%	7.53%	9.71%
Equity	MFS® Research Series -Service Class♦, 2 Massachusetts Financial Services Company	1.04%	-17.43%	8.62%	11.41%
Equity	MFS® Technology Portfolio – Service Class♦, 2 Massachusetts Financial Services Company	1.13%	-35.85%	8.00%	13.76%
Fixed Income	MFS® Total Return Bond Series – Service Class♦, 2 Massachusetts Financial Services Company	0.78%	-14.18%	-0.08%	1.13%
Allocation	MFS® Total Return Series – Service Class♦, 2 Massachusetts Financial Services Company	0.86%	-9.84%	4.91%	7.07%
Equity	MFS® Utilities Series – Service Class♦, 2 Massachusetts Financial Services Company	1.03%	0.48%	8.73%	8.35%
Equity	PSF Global Portfolio - Class III♦, 2 LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC	0.99%	-19.01%	N/A	N/A
Equity	PSF Mid-Cap Growth Portfolio - Class III♦, 2 J.P. Morgan Investment Management, Inc.	0.90%	-27.16%	N/A	N/A

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Equity	PSF Natural Resources Portfolio - Class III♦, 2 T. Rowe Price Associates, Inc.	0.74%	21.88%	N/A	N/A
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class III[2] PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.82%	-14.90%	N/A	N/A
Allocation	PSF PGIM Flexible Managed Portfolio - Class III♦, 2 PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.86%	-14.91%	N/A	N/A
Fixed Income	PSF PGIM Government Income Portfolio - Class III[2] PGIM Fixed Income	0.74%	-13.68%	N/A	N/A
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class III♦, 2 PGIM Fixed Income PGIM Limited	0.82%	-11.41%	N/A	N/A
Equity	PSF PGIM Jennison Blend Portfolio - Class III[2] Jennison Associates LLC	0.71%	-25.29%	N/A	N/A
Equity	PSF PGIM Jennison Focused Blend Portfolio - Class III[2] Jennison Associates LLC	1.11%	-25.95%	N/A	N/A
Equity	PSF PGIM Jennison Growth Portfolio - Class III[2] Jennison Associates LLC	0.87%	-37.75%	N/A	N/A
Equity	PSF PGIM Jennison Value Portfolio - Class III[2] Jennison Associates LLC	0.67%	-8.12%	N/A	N/A
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class III[2] PGIM Fixed Income PGIM Limited	0.68%	-15.09%	N/A	N/A
Equity	PSF Small-Cap Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.38%	-16.37%	5.55%	10.52%
Equity	PSF Small-Cap Stock Index Portfolio - Class III[2] PGIM Quantitative Solutions LLC	0.63%	-16.58%	N/A	N/A
Equity	PSF Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.29%	-18.34%	9.11%	12.25%
Equity	PSF Stock Index Portfolio - Class III[2] PGIM Quantitative Solutions LLC	0.54%	-18.54%	N/A	N/A
The additional information below may be applicable to the Portfolios listed in the above table:

Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.

PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Real Estate is a business unit of PGIM, Inc.

(1)
These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among Investment Options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond portfolio Sub-account (those AST bond portfolios are not available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one portfolio to another portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.

(2)	This Portfolio is available exclusively with the Prudential Premier® Investment Variable Annuity.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
†	The Portfolio has other expenses. Please see the Portfolio prospectus for additional information.
BlackRock Advantage Large Cap Core V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Advantage Large Cap Value V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Basic Value V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Capital Appreciation V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Equity Dividend V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Global Allocation V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
BlackRock Large Cap Focus Growth V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Service Class 2
Current Expenses differs from the ratios of expenses to average net assets in the Financial Highlights section of the Portfolio's prospectus because of acquired fund fees and expenses.
‡	Please see additional information below regarding certain Portfolios.
AST High Yield Portfolio
Effective April 26, 2021, was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
PSF Small-Cap Stock Index Portfolio - Class I
Effective April 26, 2021, was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
PSF Stock Index Portfolio - Class I
Effective April 26, 2021, was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

C000121512 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000121514 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4♦, 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000121506 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund - Class 4♦, 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000121507 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
C000121511 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
C000121508 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund - Class 4[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
C000121509 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 4♦, 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
C000121513 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 4♦, 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
C000121510 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund - Class 4♦, 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000123059 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST ClearBridge Dividend Growth Portfolio♦, 1
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(7.55%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
C000005201 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Cohen & Steers Realty Portfolio♦, 1
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	7.39%
C000053820 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio♦, 1
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(16.29%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	1.50%
C000062362 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Emerging Markets Equity Portfolio[1]
Portfolio Company Adviser [Text Block]	AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(21.71%)
Average Annual Total Returns, 5 Years [Percent]	(4.48%)
Average Annual Total Returns, 10 Years [Percent]	(1.07%)
C000158037 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Global Bond Portfolio♦, 1
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P. Goldman Sachs Asset Management,L.P. Goldman Sachs Asset Management International Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(12.19%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
C000005217 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Government Money Market Portfolio♦, 1
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	1.21%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.47%
C000005220 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST High Yield Portfolio♦, ‡, 1
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(11.51%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.68%
C000005195 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST International Equity Portfolio (formerly AST International Growth Portfolio)♦, 1
Portfolio Company Adviser [Text Block]	Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(28.68%)
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	6.19%
C000125624 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Core Portfolio♦, 1
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.99%)
Average Annual Total Returns, 5 Years [Percent]	6.51%
C000005194 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio)♦, 1
Portfolio Company Adviser [Text Block]	Clearbridge Investments, LLC, Jennison Associates LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(33.21%)
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	13.43%
C000005187 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio♦, 1
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	1.70%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	11.87%
C000005205 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST MFS Global Equity Portfolio♦, 1
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(17.96%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000005209 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Mid-Cap Growth Portfolio♦, 1
Portfolio Company Adviser [Text Block]	Delaware Investments Fund Advisers J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company TimesSquare Capital Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(30.93%)
Average Annual Total Returns, 5 Years [Percent]	5.08%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000005218 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Mid-Cap Value Portfolio♦, 1
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(7.77%)
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000099308 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Quantitative Modeling Portfolio♦, 1
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.75%)
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.88%
C000005188 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Growth Portfolio♦, 1
Portfolio Company Adviser [Text Block]	Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(27.57%)
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	10.15%
C000005199 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Value Portfolio♦, 1
Portfolio Company Adviser [Text Block]	Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis & Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.32%)
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000005192 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST T. Rowe Price Natural Resources Portfolio♦, 1
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.09%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.91%
C000007907 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. Fund - Class III♦, †, 2
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(20.16%)
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	11.56%
C000007913 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Value V.I. Fund - Class III♦, †, 2
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.41%)
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	10.14%
C000007925 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. Fund - Class III♦, †, 2
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(5.12%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000007934 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund - Class III♦, †, 2
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.35%
C000007919 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund - Class III♦, †, 2
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(4.10%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
C000007940 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class III♦, †, 2
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
C000007910 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund - Class III♦, †, 2
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(38.25%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
C000021029 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
C000021009 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000021041 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Service Class 2†, 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
C000211329 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Health Care Portfolio – Service Class 2[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
C000007244 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio – Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
C000007325 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Investors Trust Series – Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(16.69%)
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000007248 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio - Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(19.45%)
Average Annual Total Returns, 5 Years [Percent]	11.67%
Average Annual Total Returns, 10 Years [Percent]	13.01%
C000007252 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(28.79%)
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	12.25%
C000007258 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series – Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
C000007307 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research Series -Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(17.43%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.41%
C000007272 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Technology Portfolio – Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(35.85%)
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	13.76%
C000007303 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series – Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.18%)
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
C000007311 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series – Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
C000007276 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series – Service Class♦, 2
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000226557 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class III♦, 2
Portfolio Company Adviser [Text Block]	LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(19.01%)
C000226563 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Mid-Cap Growth Portfolio - Class III♦, 2
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
C000226556 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio - Class III♦, 2
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	21.88%
C000226565 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
C000226564 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio - Class III♦, 2
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.91%)
C000226558 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Income Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
C000226567 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class III♦, 2
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(11.41%)
C000226562 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(25.29%)
C000226560 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Focused Blend Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(25.95%)
C000226559 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(37.75%)
C000226569 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(8.12%)
C000226561 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income PGIM Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(15.09%)
C000005725 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class I‡
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(16.37%)
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000226566 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(16.58%)
C000005727 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I‡
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(18.34%)
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	12.25%
C000226568 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class III[2]
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
Both Annuities provide a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant’s death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant’s death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”. A Death Benefit is payable only if your Account Value at the time of the decedent’s death is greater than zero.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries.
We determine the amount of the Death Benefit as of the date we receive “Due Proof of Death.” Due Proof of Death can be met only if each of the following is submitted to us in Good Order: (a) a death certificate or similar documentation acceptable to us (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds and (c) any applicable election of the method of payment of the death benefit by at least one Beneficiary (if not previously elected by the Owner). We must be made aware of the entire universe of eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary – see “Payment of Death Benefits” below).
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the AST Government Money Market Sub-account. However, between the date of death and the date that we transfer any remaining Death Benefit to the AST Government Money Market Sub-account, the amount of the Death Benefit may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations.
The amount of the Death Benefit is equal to the Unadjusted Account Value on the date we receive Due Proof of Death. We call this the “Basic Death Benefit.”
Here is an example of how the basic death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000.
OPTIONAL DEATH BENEFIT – THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
For an additional charge, both Annuities provide an optional death benefit called the Return of Purchase Payments Death Benefit, which must be elected at the time you purchase the Annuity. This is referred to as the Return of Adjusted Purchase Payments Death Benefit Rider and will be attached to your Annuity contract once issued. You must be no older than age 79 to elect this optional benefit. Once elected, this optional benefit cannot be cancelled at a later date. Additionally, if your Annuity was issued before August 24, 2015, and you elected the Return of Purchase Payments Death Benefit, certain Investment Options are not available to invest in or to transfer from. Please see the “Appendix A” section of this prospectus.
The amount of the death benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
•The Return of Purchase Payments Amount, defined below; AND
•The Unadjusted Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Adjusted Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:
•Increased by additional Adjusted Purchase Payments allocated to the Annuity, and
•Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Unadjusted Account Value immediately prior to the withdrawal).
Here is an example of how the optional Return of Purchase Payments death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would still be $100,000. This amount, however, is reduced proportionally when you make a withdrawal from the contract. If the contract Owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.
EXCEPTIONS TO THE RETURN OF PURCHASE PAYMENT AMOUNT: There are certain exceptions to the amount of the Death Benefit under the Return of Purchase Payments Death Benefit.
•Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Unadjusted Account Value on the date we receive Due Proof of Death. Although we do not currently limit the Death Benefit to the Unadjusted Account Value, if we decide to do so, the beneficiaries designated under your Annuity would receive an amount equal to the Unadjusted Account Value and not an amount equal to the greater of the Return of Purchase Payment amount and the Unadjusted Account Value.
•Death Benefit Suspension Period. You also should be aware that there is a Death Benefit suspension period. If the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter), the optional Return of Purchase Payments Death Benefit will be suspended for a two year period starting from the date that person first became Owner or Annuitant. This suspension would not apply if the ownership or Annuitant change was the result of Spousal Continuation or death of the prior Owner or Annuitant. While the two year suspension is in effect, any applicable charge will continue to apply but the Death Benefit amount will equal the Unadjusted Account Value on the date we receive Due Proof of Death. After the two-year suspension period is completed the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner or Annuitant that are allowable.
•Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment ("Spousal Continuation"). The Unadjusted Account Value as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. Any amount added to the Unadjusted Account Value will be allocated to the Sub-accounts on a proportional basis. For the B Series, no CDSC will apply to Purchase Payments made prior to the effective date of a spousal continuance. However, any additional Purchase Payments applied after the date the continuance is effective will be subject to all provisions of the Annuity, including the CDSC when applicable. The Premium Based Insurance Charge will continue to be assessed upon Spousal Continuation.
Subsequent to Spousal Continuation, the amount of the Death Benefit will be equal to the Unadjusted Account Value on the date we receive Due Proof of Death.
If you elected the Return of Purchase Payments Death Benefit, then upon Spousal Continuation, the Unadjusted Account Value is increased, if necessary, to equal the greater of:
•The Return of Purchase Payments Amount; and
•The Basic Death Benefit.
Any increase to the Unadjusted Account Value will be allocated on a proportional basis to the Sub-accounts in which your Account Value is then allocated, excluding any Sub-accounts to which are you not permitted to electively allocate or transfer Account Value. If the Account Value in those permitted Sub-accounts is zero, we will allocate the additional amount to a money market Investment Option.
Spousal Continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant’s death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a Spousal Continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent’s death before the Annuity Date, the Death Benefit must be distributed:
•within five (5) years of the date of death (the “five-year deadline”); or
•as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-Year Deadline. If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment.
Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated Beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. The accompanying proposed regulations are generally effective starting January 1, 2023 and we reserve our rights to implement any final regulations addressing these requirements in the future.
In addition, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” In addition, in such situations that you die on or after the Required Beginning Date, the Death Benefit must also be paid out at least as rapidly as under the method then in effect at the time of death in addition to meeting the Qualified Ten-Year Deadline.
•”Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated Beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any Beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated Beneficiary is an eligible designated Beneficiary shall be made as of the date of your death.
•If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached the applicable age, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner subject to specific limits under the proposed regulations.
•If you die before a designated Beneficiary is named, and your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in a lump sum by December 31st of the year that includes five year anniversary of the date of death,
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information, see “Tax Considerations.” You may wish to consult a professional tax advisor about the federal income tax consequences of your Beneficiary designations.
For more information on the impact of the SECURE Act, see the “Tax Considerations” section.
A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.
Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. See “Tax Considerations” and consult your tax adviser.
Operation of Benefit [Text Block]
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
Both Annuities provide a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant’s death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant’s death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”. A Death Benefit is payable only if your Account Value at the time of the decedent’s death is greater than zero.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries.
We determine the amount of the Death Benefit as of the date we receive “Due Proof of Death.” Due Proof of Death can be met only if each of the following is submitted to us in Good Order: (a) a death certificate or similar documentation acceptable to us (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds and (c) any applicable election of the method of payment of the death benefit by at least one Beneficiary (if not previously elected by the Owner). We must be made aware of the entire universe of eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary – see “Payment of Death Benefits” below).
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the AST Government Money Market Sub-account. However, between the date of death and the date that we transfer any remaining Death Benefit to the AST Government Money Market Sub-account, the amount of the Death Benefit may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations.
The amount of the Death Benefit is equal to the Unadjusted Account Value on the date we receive Due Proof of Death. We call this the “Basic Death Benefit.”
Here is an example of how the basic death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000.
EXCEPTIONS TO THE RETURN OF PURCHASE PAYMENT AMOUNT: There are certain exceptions to the amount of the Death Benefit under the Return of Purchase Payments Death Benefit.
•Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Unadjusted Account Value on the date we receive Due Proof of Death. Although we do not currently limit the Death Benefit to the Unadjusted Account Value, if we decide to do so, the beneficiaries designated under your Annuity would receive an amount equal to the Unadjusted Account Value and not an amount equal to the greater of the Return of Purchase Payment amount and the Unadjusted Account Value.
•Death Benefit Suspension Period. You also should be aware that there is a Death Benefit suspension period. If the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter), the optional Return of Purchase Payments Death Benefit will be suspended for a two year period starting from the date that person first became Owner or Annuitant. This suspension would not apply if the ownership or Annuitant change was the result of Spousal Continuation or death of the prior Owner or Annuitant. While the two year suspension is in effect, any applicable charge will continue to apply but the Death Benefit amount will equal the Unadjusted Account Value on the date we receive Due Proof of Death. After the two-year suspension period is completed the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner or Annuitant that are allowable.
•Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment ("Spousal Continuation"). The Unadjusted Account Value as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. Any amount added to the Unadjusted Account Value will be allocated to the Sub-accounts on a proportional basis. For the B Series, no CDSC will apply to Purchase Payments made prior to the effective date of a spousal continuance. However, any additional Purchase Payments applied after the date the continuance is effective will be subject to all provisions of the Annuity, including the CDSC when applicable. The Premium Based Insurance Charge will continue to be assessed upon Spousal Continuation.
Subsequent to Spousal Continuation, the amount of the Death Benefit will be equal to the Unadjusted Account Value on the date we receive Due Proof of Death.
If you elected the Return of Purchase Payments Death Benefit, then upon Spousal Continuation, the Unadjusted Account Value is increased, if necessary, to equal the greater of:
•The Return of Purchase Payments Amount; and
•The Basic Death Benefit.
Any increase to the Unadjusted Account Value will be allocated on a proportional basis to the Sub-accounts in which your Account Value is then allocated, excluding any Sub-accounts to which are you not permitted to electively allocate or transfer Account Value. If the Account Value in those permitted Sub-accounts is zero, we will allocate the additional amount to a money market Investment Option.
Spousal Continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant’s death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a Spousal Continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent’s death before the Annuity Date, the Death Benefit must be distributed:
•within five (5) years of the date of death (the “five-year deadline”); or
•as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-Year Deadline. If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment.
Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated Beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. The accompanying proposed regulations are generally effective starting January 1, 2023 and we reserve our rights to implement any final regulations addressing these requirements in the future.
In addition, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” In addition, in such situations that you die on or after the Required Beginning Date, the Death Benefit must also be paid out at least as rapidly as under the method then in effect at the time of death in addition to meeting the Qualified Ten-Year Deadline.
•”Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated Beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any Beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated Beneficiary is an eligible designated Beneficiary shall be made as of the date of your death.
•If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached the applicable age, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner subject to specific limits under the proposed regulations.
•If you die before a designated Beneficiary is named, and your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in a lump sum by December 31st of the year that includes five year anniversary of the date of death,
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information, see “Tax Considerations.” You may wish to consult a professional tax advisor about the federal income tax consequences of your Beneficiary designations.
For more information on the impact of the SECURE Act, see the “Tax Considerations” section.
A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.
Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. See “Tax Considerations” and consult your tax adviser.
Calculation Method of Benefit [Text Block]
OPTIONAL DEATH BENEFIT – THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
For an additional charge, both Annuities provide an optional death benefit called the Return of Purchase Payments Death Benefit, which must be elected at the time you purchase the Annuity. This is referred to as the Return of Adjusted Purchase Payments Death Benefit Rider and will be attached to your Annuity contract once issued. You must be no older than age 79 to elect this optional benefit. Once elected, this optional benefit cannot be cancelled at a later date. Additionally, if your Annuity was issued before August 24, 2015, and you elected the Return of Purchase Payments Death Benefit, certain Investment Options are not available to invest in or to transfer from. Please see the “Appendix A” section of this prospectus.
The amount of the death benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
•The Return of Purchase Payments Amount, defined below; AND
•The Unadjusted Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Adjusted Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:
•Increased by additional Adjusted Purchase Payments allocated to the Annuity, and
•Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Unadjusted Account Value immediately prior to the withdrawal).
Here is an example of how the optional Return of Purchase Payments death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would still be $100,000. This amount, however, is reduced proportionally when you make a withdrawal from the contract. If the contract Owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.

B Series [Member]
Prospectus:
Lowest Annual Cost [Dollars]	$ 1,258
Highest Annual Cost [Dollars]	$ 2,890
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.141%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.95%
B Series [Member] | Issued from 4/28/14-8/24/15 [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,840
Surrender Expense, 1 Year, Minimum [Dollars]	8,712
Surrender Expense, 3 Years, Maximum [Dollars]	14,657
Surrender Expense, 3 Years, Minimum [Dollars]	11,235
Surrender Expense, 5 Years, Maximum [Dollars]	19,665
Surrender Expense, 5 Years, Minimum [Dollars]	13,902
Surrender Expense, 10 Years, Maximum [Dollars]	30,589
Surrender Expense, 10 Years, Minimum [Dollars]	18,770
Annuitized Expense, 1 Year, Maximum [Dollars]	2,840
Annuitized Expense, 1 Year, Minimum [Dollars]	1,712
Annuitized Expense, 3 Years, Maximum [Dollars]	8,657
Annuitized Expense, 3 Years, Minimum [Dollars]	5,235
Annuitized Expense, 5 Years, Maximum [Dollars]	14,665
Annuitized Expense, 5 Years, Minimum [Dollars]	8,902
Annuitized Expense, 10 Years, Maximum [Dollars]	30,589
Annuitized Expense, 10 Years, Minimum [Dollars]	18,770
No Surrender Expense, 1 Year, Maximum [Dollars]	2,840
No Surrender Expense, 1 Year, Minimum [Dollars]	1,712
No Surrender Expense, 3 Years, Maximum [Dollars]	8,657
No Surrender Expense, 3 Years, Minimum [Dollars]	5,235
No Surrender Expense, 5 Years, Maximum [Dollars]	14,665
No Surrender Expense, 5 Years, Minimum [Dollars]	8,902
No Surrender Expense, 10 Years, Maximum [Dollars]	30,589
No Surrender Expense, 10 Years, Minimum [Dollars]	18,770
B Series [Member] | Issued from 8/24/15 - 8/8/16 [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,890
Surrender Expense, 1 Year, Minimum [Dollars]	8,762
Surrender Expense, 3 Years, Maximum [Dollars]	14,806
Surrender Expense, 3 Years, Minimum [Dollars]	11,388
Surrender Expense, 5 Years, Maximum [Dollars]	19,910
Surrender Expense, 5 Years, Minimum [Dollars]	14,159
Surrender Expense, 10 Years, Maximum [Dollars]	31,065
Surrender Expense, 10 Years, Minimum [Dollars]	19,297
Annuitized Expense, 1 Year, Maximum [Dollars]	2,890
Annuitized Expense, 1 Year, Minimum [Dollars]	1,762
Annuitized Expense, 3 Years, Maximum [Dollars]	8,806
Annuitized Expense, 3 Years, Minimum [Dollars]	5,388
Annuitized Expense, 5 Years, Maximum [Dollars]	14,910
Annuitized Expense, 5 Years, Minimum [Dollars]	9,159
Annuitized Expense, 10 Years, Maximum [Dollars]	31,065
Annuitized Expense, 10 Years, Minimum [Dollars]	19,297
No Surrender Expense, 1 Year, Maximum [Dollars]	2,890
No Surrender Expense, 1 Year, Minimum [Dollars]	1,762
No Surrender Expense, 3 Years, Maximum [Dollars]	8,806
No Surrender Expense, 3 Years, Minimum [Dollars]	5,388
No Surrender Expense, 5 Years, Maximum [Dollars]	14,910
No Surrender Expense, 5 Years, Minimum [Dollars]	9,159
No Surrender Expense, 10 Years, Minimum [Dollars]	19,297
B Series [Member] | Issued from 8/8/16 - 7/15/19 [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,890
Surrender Expense, 1 Year, Minimum [Dollars]	8,762
Surrender Expense, 3 Years, Maximum [Dollars]	14,806
Surrender Expense, 3 Years, Minimum [Dollars]	11,388
Surrender Expense, 5 Years, Maximum [Dollars]	19,910
Surrender Expense, 5 Years, Minimum [Dollars]	14,159
Surrender Expense, 10 Years, Maximum [Dollars]	31,065
Surrender Expense, 10 Years, Minimum [Dollars]	19,297
Annuitized Expense, 1 Year, Maximum [Dollars]	2,890
Annuitized Expense, 1 Year, Minimum [Dollars]	1,762
Annuitized Expense, 3 Years, Maximum [Dollars]	8,806
Annuitized Expense, 3 Years, Minimum [Dollars]	5,388
Annuitized Expense, 5 Years, Maximum [Dollars]	14,910
Annuitized Expense, 5 Years, Minimum [Dollars]	9,159
Annuitized Expense, 10 Years, Maximum [Dollars]	31,065
Annuitized Expense, 10 Years, Minimum [Dollars]	19,297
No Surrender Expense, 1 Year, Maximum [Dollars]	2,890
No Surrender Expense, 1 Year, Minimum [Dollars]	1,762
No Surrender Expense, 3 Years, Maximum [Dollars]	8,806
No Surrender Expense, 3 Years, Minimum [Dollars]	5,388
No Surrender Expense, 5 Years, Maximum [Dollars]	14,910
No Surrender Expense, 5 Years, Minimum [Dollars]	9,159
No Surrender Expense, 10 Years, Minimum [Dollars]	19,297
B Series [Member] | Issued from 7/15/19 - Current [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,740
Surrender Expense, 1 Year, Minimum [Dollars]	8,611
Surrender Expense, 3 Years, Maximum [Dollars]	14,362
Surrender Expense, 3 Years, Minimum [Dollars]	10,933
Surrender Expense, 5 Years, Maximum [Dollars]	19,179
Surrender Expense, 5 Years, Minimum [Dollars]	13,395
Surrender Expense, 10 Years, Maximum [Dollars]	29,655
Surrender Expense, 10 Years, Minimum [Dollars]	17,749
Annuitized Expense, 1 Year, Maximum [Dollars]	2,740
Annuitized Expense, 1 Year, Minimum [Dollars]	1,611
Annuitized Expense, 3 Years, Maximum [Dollars]	8,362
Annuitized Expense, 3 Years, Minimum [Dollars]	4,933
Annuitized Expense, 5 Years, Maximum [Dollars]	14,179
Annuitized Expense, 5 Years, Minimum [Dollars]	8,395
Annuitized Expense, 10 Years, Maximum [Dollars]	29,655
Annuitized Expense, 10 Years, Minimum [Dollars]	17,749
No Surrender Expense, 1 Year, Maximum [Dollars]	2,740
No Surrender Expense, 1 Year, Minimum [Dollars]	1,611
No Surrender Expense, 3 Years, Maximum [Dollars]	8,362
No Surrender Expense, 3 Years, Minimum [Dollars]	4,933
No Surrender Expense, 5 Years, Maximum [Dollars]	14,179
No Surrender Expense, 5 Years, Minimum [Dollars]	8,395
No Surrender Expense, 10 Years, Minimum [Dollars]	17,749
C Series [Member]
Prospectus:
Lowest Annual Cost [Dollars]	1,661
Highest Annual Cost [Dollars]	$ 3,141
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.391%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.35%
C Series [Member] | Issued from 4/28/14-8/24/15 [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,091
Surrender Expense, 1 Year, Minimum [Dollars]	1,964
Surrender Expense, 3 Years, Maximum [Dollars]	9,399
Surrender Expense, 3 Years, Minimum [Dollars]	5,996
Surrender Expense, 5 Years, Maximum [Dollars]	15,884
Surrender Expense, 5 Years, Minimum [Dollars]	10,177
Surrender Expense, 10 Years, Maximum [Dollars]	32,935
Surrender Expense, 10 Years, Minimum [Dollars]	21,355
Annuitized Expense, 1 Year, Maximum [Dollars]	3,091
Annuitized Expense, 1 Year, Minimum [Dollars]	1,964
Annuitized Expense, 3 Years, Maximum [Dollars]	9,399
Annuitized Expense, 3 Years, Minimum [Dollars]	5,996
Annuitized Expense, 5 Years, Maximum [Dollars]	15,884
Annuitized Expense, 5 Years, Minimum [Dollars]	10,177
Annuitized Expense, 10 Years, Maximum [Dollars]	32,935
Annuitized Expense, 10 Years, Minimum [Dollars]	21,355
No Surrender Expense, 1 Year, Maximum [Dollars]	3,091
No Surrender Expense, 1 Year, Minimum [Dollars]	1,964
No Surrender Expense, 3 Years, Maximum [Dollars]	9,399
No Surrender Expense, 3 Years, Minimum [Dollars]	5,996
No Surrender Expense, 5 Years, Maximum [Dollars]	15,884
No Surrender Expense, 5 Years, Minimum [Dollars]	10,177
No Surrender Expense, 10 Years, Maximum [Dollars]	32,935
No Surrender Expense, 10 Years, Minimum [Dollars]	21,355
C Series [Member] | Issued from 8/24/15 - 8/8/16 [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	3,141
Surrender Expense, 1 Year, Minimum [Dollars]	2,014
Surrender Expense, 3 Years, Maximum [Dollars]	9,547
Surrender Expense, 3 Years, Minimum [Dollars]	6,149
Surrender Expense, 5 Years, Maximum [Dollars]	16,128
Surrender Expense, 5 Years, Minimum [Dollars]	10,433
Surrender Expense, 10 Years, Maximum [Dollars]	33,405
Surrender Expense, 10 Years, Minimum [Dollars]	21,874
Annuitized Expense, 1 Year, Maximum [Dollars]	3,141
Annuitized Expense, 1 Year, Minimum [Dollars]	2,014
Annuitized Expense, 3 Years, Maximum [Dollars]	9,547
Annuitized Expense, 3 Years, Minimum [Dollars]	6,149
Annuitized Expense, 5 Years, Maximum [Dollars]	16,128
Annuitized Expense, 5 Years, Minimum [Dollars]	10,433
Annuitized Expense, 10 Years, Maximum [Dollars]	33,405
Annuitized Expense, 10 Years, Minimum [Dollars]	21,874
No Surrender Expense, 1 Year, Maximum [Dollars]	3,141
No Surrender Expense, 3 Years, Maximum [Dollars]	9,547
No Surrender Expense, 3 Years, Minimum [Dollars]	6,149
No Surrender Expense, 5 Years, Maximum [Dollars]	16,128
No Surrender Expense, 5 Years, Minimum [Dollars]	10,433
No Surrender Expense, 10 Years, Minimum [Dollars]	21,874
C Series [Member] | Issued from 8/8/16 - Current [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	3,141
Surrender Expense, 1 Year, Minimum [Dollars]	2,014
Surrender Expense, 3 Years, Maximum [Dollars]	9,547
Surrender Expense, 3 Years, Minimum [Dollars]	6,149
Surrender Expense, 5 Years, Maximum [Dollars]	16,128
Surrender Expense, 5 Years, Minimum [Dollars]	10,433
Surrender Expense, 10 Years, Maximum [Dollars]	33,405
Surrender Expense, 10 Years, Minimum [Dollars]	21,874
Annuitized Expense, 1 Year, Maximum [Dollars]	3,141
Annuitized Expense, 1 Year, Minimum [Dollars]	2,014
Annuitized Expense, 3 Years, Maximum [Dollars]	9,547
Annuitized Expense, 3 Years, Minimum [Dollars]	6,149
Annuitized Expense, 5 Years, Maximum [Dollars]	16,128
Annuitized Expense, 5 Years, Minimum [Dollars]	10,433
Annuitized Expense, 10 Years, Maximum [Dollars]	33,405
Annuitized Expense, 10 Years, Minimum [Dollars]	21,874
No Surrender Expense, 1 Year, Maximum [Dollars]	3,141
No Surrender Expense, 3 Years, Maximum [Dollars]	9,547
No Surrender Expense, 3 Years, Minimum [Dollars]	6,149
No Surrender Expense, 5 Years, Maximum [Dollars]	16,128
No Surrender Expense, 5 Years, Minimum [Dollars]	10,433
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,874